Demonstration Plant Operations (formerly Pilot Plant)	9 Months Ended
Mar. 31, 2024
Demonstration Plant Operations (formerly Pilot Plant)
Demonstration Plant Operations (formerly Pilot Plant)
7.	Demonstration Plant Operations (formerly Pilot Plant)

As at March 31, 2024, and 2023, demonstration plant costs are comprised of the following:

	Three months ended				Nine months ended
	March 31,				March 31,
	Aqualung pilot plant		Demonstration plant		Aqualung pilot plant		Demonstration plant
	2024	2023	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$	$	$
Internet	—	—	2	3	—	—	8	8
Personnel	54	—	1,312	1,298	54	—	3,938	4,341
Reagents	—	—	17	1,895	—	—	583	2,479
Repairs and maintenance	—	—	14	7	—	—	360	16
Supplies	22	—	372	870	22	—	862	2,552
Test work	—	—	138	297	—	—	1,187	857
Office trailer rental	—	—	23	11	—	—	71	30
Utilities	16	—	(7)	47	16	—	44	120
Vehicle	—	—	10	—	—	—	23	—
Waste disposal & recycling	—	—	2	—	—	—	9	—
Total operations costs	92	—	1,883	4,428	92	—	7,085	10,403